UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07094 _____________________________________________________

BlackRock New York Insured Municipal 2008 Term Trust Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New York Insured Municipal 2008 Term Trust Inc.
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	September 30, 2004 ____________________________________________

Item 1. Schedule of Investments

The registrant's schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
SEPTEMBER 30, 2004

BlackRock New York Insured Municipal 2008 Term Trust (BLN)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—141.3%
		Albany Cnty., GO, FGIC,
AAA	$1,515	3.50%, 6/01/08	No Opt. Call	$ 1,571,873
AAA	2,030	3.50%, 6/01/09	No Opt. Call	2,100,725
AAA	1,000	Bath Central Sch. Dist., 4.00%, 6/15/08, FGIC	No Opt. Call	1,055,490
AAA	2,250	Central Square Central Sch. Dist., 3.75%, 5/15/09, FGIC	No Opt. Call	2,351,903
AAA	1,960	East Greenbush Central Sch. Dist., Ser. C, 4.00%, 6/15/09, FSA	No Opt. Call	2,071,798
		Elmira City Sch. Dist., FGIC,
AAA	2,125	3.25%, 6/15/08	No Opt. Call	2,186,923
AAA	1,500	3.25%, 6/15/09	No Opt. Call	1,536,240
		Erie Cnty., GO,
AAA	3,825	Pub. Impvt., Ser. A, 3.25%, 9/01/09, FGIC	No Opt. Call	3,894,998
AAA	1,000	Pub. Impvt., Ser. A, 3.75%, 10/01/08, FGIC	No Opt. Call	1,046,400
AAA	555	Ser. B, 5.70%, 5/15/08, MBIA	11/04 @ 102	568,614
AAA	1,185	Evans & Brant Central Sch. Dist., Ser. C, 3.75%, 12/15/08, FGIC	No Opt. Call	1,244,060
		Fayetteville-Manlius Central Sch. Dist., GO, FGIC,
AAA	1,125	3.75%, 6/15/09	No Opt. Call	1,176,840
AAA	1,000	4.00%, 6/15/08	No Opt. Call	1,055,490
AAA	1,500	Hempstead Twnshp., GO, Ser. B, 4.00%, 8/01/09, MBIA	No Opt. Call	1,580,820
AAA	1,070	Highland Central Sch. Dist., GO, 3.50%, 6/15/09, FSA	No Opt. Call	1,107,578
AAA	12,500	Long Island Pwr. Auth., Elec. Sys., 5.00%, 4/01/08, MBIA	No Opt. Call	13,564,000
		Lowville Central Sch. Dist., GO, FGIC,
AAA	1,255	3.30%, 6/15/08	No Opt. Call	1,293,780
AAA	1,305	3.60%, 6/15/09	No Opt. Call	1,356,547
		Met. Transp. Auth.,
AAA	12,000	Ser. A, 3.50%, 11/15/09, FSA	No Opt. Call	12,428,640
AAA	26,075	Ser. K, 6.00%, 7/01/08, MBIA	ETM	29,601,644
AAA	2,500	Commuter Fac. Rev., Ser. A, 6.10%, 7/01/08, MBIA	ETM	2,847,050
AAA	1,500	Middletown Sch. Dist., GO, Ser. A, 3.00%, 11/01/09, FSA	No Opt. Call	1,514,325
		Monroe Cnty., GO, Pub. Impvt., FGIC,
AAA	1,225	4.00%, 3/01/09	No Opt. Call	1,290,733
AAA	2,095	4.00%, 3/01/10	No Opt. Call	2,199,373
		Mt. Sinai Union Free Sch. Dist., AMBAC,
AAA	935	6.00%, 2/15/08	No Opt. Call	1,044,002
AAA	930	6.10%, 2/15/09	No Opt. Call	1,059,298
AAA	1,075	6.10%, 2/15/10	No Opt. Call	1,239,239
		New Paltz Central Sch. Dist., GO, FGIC,
AAA	500	3.125%, 6/01/08	No Opt. Call	512,250
AAA	610	3.50%, 6/01/09	No Opt. Call	631,252
AAA	3,000	New York, GO, Ser. A, 4.00%, 3/15/09, FSA	No Opt. Call	3,162,390
		New York City, GO,
AAA	1,000	Ser. A, 5.20%, 8/01/10, FSA	08/08 @ 101	1,092,320
AAA	4,720	Ser. C, 4.75%, 8/15/09, XLCA	08/08 @ 101	5,091,464
AAA	12,755	Ser. C, 5.00%, 8/01/08, FSA	No Opt. Call	13,900,399
AAA	45	Ser. C-1, 6.25%, 8/01/10, FSA	11/04 @ 100	45,162
AAA	50	Ser. C-1, 6.375%, 8/01/08, MBIA	11/04 @ 100	50,183
AAA	6,895	Ser. E, 6.20%, 8/01/08, MBIA	No Opt. Call	7,813,759
		New York City Hlth. & Hosp. Corp., Hlth. Sys., Ser. A,
AAA	2,810	3.75%, 2/15/09, FSA	No Opt. Call	2,930,577
AAA	2,000	5.00%, 2/15/08, AMBAC	No Opt. Call	2,164,200
		New York City Mun. Wtr. Fin. Auth., Ser. A,
AAA	11,500	Zero Coupon, 6/15/09, MBIA	No Opt. Call	9,980,735
AAA	1,710	6.00%, 6/15/08, FGIC	ETM	1,938,644

BlackRock New York Insured Municipal 2008 Term Trust (BLN) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS (continued)
			New York City Transl. Fin. Auth.,
AAA	4,000		Ser. B, 4.00%, 5/01/09, MBIA	No Opt. Call	$ 4,231,320
AAA	7,800		Ser. B, 5.25%, 5/01/11, MBIA	No Opt. Call	8,770,398
AAA	2,000		Ser. C, 5.00%, 8/01/09, FSA	ETM	2,219,980
AAA	3,300		Ser. C, 5.50%, 2/01/09, FSA	No Opt. Call	3,688,905
			New York Dorm. Auth.,
AAA	1,070		Hosp. Lutheran Medical, 3.00%, 2/01/09, MBIA	No Opt. Call	1,082,958
AAA	1,625		Sch. Dist. Fin., Ser. C, 3.50%, 10/01/08, MBIA	No Opt. Call	1,686,945
AAA	2,970		Secured Hosp., 4.00%, 2/15/09, XLCA	No Opt. Call	3,127,796
AAA	3,500		Secured Hosp., 5.00%, 2/15/10, MBIA	02/08 @ 101.5	3,775,450
AAA	5,000		Secured Hosp., 5.125%, 2/15/09, FSA	02/08 @ 101.5	5,416,700
AAA	1,600		St. Univ. Edl. Facs., Ser. A, 5.50%, 5/15/07, FGIC	No Opt. Call	1,739,184
AAA	2,500		St. Univ. Edl. Facs., Ser. A, 5.50%, 5/15/08, AMBAC	No Opt. Call	2,767,400
AAA	5,000		St. Univ. Edl. Facs., Ser. A, 5.50%, 5/15/08, FGIC	No Opt. Call	5,534,800
AAA	6,000		St. Univ. Edl. Facs., Ser. A, 5.50%, 5/15/08, CONNIE LEE	No Opt. Call	6,641,760
AAA	5,000		St. Univ. Edl. Facs., Ser. A, 5.50%, 5/15/09, AMBAC	No Opt. Call	5,615,250
AAA	500		W.K. Nursing Home, 5.65%, 8/01/09	08/06 @ 102	529,825
AAA	1,000		Winthrop Univ. Hosp. Assoc., Ser. A, 4.125%, 7/01/08, AMBAC	No Opt. Call	1,058,000
			New York Env. Facs. Corp.,
AAA	1,630		Clean Wtr. & Drinking, 3.875%, 4/15/10	No Opt. Call	1,713,700
AAA	6,000		Mun. Wtr. Proj., 4.00%, 6/15/09	No Opt. Call	6,369,480
AAA	2,150	[3]	PCR, Ser. D, 6.60%, 11/15/04	N/A	2,205,878
AAA	2,020	[3]	PCR, Ser. D, 6.60%, 11/15/04	N/A	2,072,500
AAA	830		PCR, Ser. D, 6.60%, 5/15/08	11/04 @ 102	851,182
			New York Hsg. Fin. Agcy.,
AAA	1,345		Hsg. Proj. Mtg., Ser. A, 5.80%, 5/01/09, FSA	05/06 @ 102	1,416,083
AAA	4,585		Hsg. Proj. Mtg., Ser. A, 5.80%, 11/01/09, FSA	05/06 @ 102	4,826,584
AAA	2,60	[5]	Multi-Fam. Mtg. Hsg., Ser. C, 6.30%, 8/15/08	11/04 @ 100	2,615,003
AAA	5,000	[3]	New York Med. Care Fac. Fin. Agcy., New York Hosp., Ser. A, 6.50%, 2/15/05, AMBAC	N/A	5,192,400
AAA	250		New York Pwr. Auth., Ser. CC, 5.125%, 1/01/11, MBIA	ETM	280,010
			New York Thruway Auth.,
AAA	4,955		Ser. A, 3.75%, 3/15/09, MBIA	No Opt. Call	5,192,840
AAA	2,000		Hwy. & Brdg. Trust Fund, Ser. A, 3.90%, 4/01/09, FSA	No Opt. Call	2,105,240
AAA	2,000		Hwy. & Brdg. Trust Fund, Ser. B, 4.00%, 4/01/09, MBIA	No Opt. Call	2,113,660
AAA	2,900		Hwy. & Brdg. Trust Fund, Ser. B, 5.25%, 4/01/11, MBIA	No Opt. Call	3,256,671
AAA	3,410		Svc. Contract Rev., Local Hwy. & Brdg., Ser. A, 5.375%, 4/01/09, MBIA	04/08 @ 101	3,745,203
			New York Urban Dev. Corp., Correctional Facs., AMBAC,
AAA	2,000		Ser. A, 5.50%, 1/01/09	No Opt. Call	2,231,340
AAA	5,140		Svc. Contract Rev., Ser. B, 5.25%, 1/01/10	01/09 @ 101	5,670,397
AAA	1,040		Newfane Central Sch. Dist., GO, 3.00%, 6/01/08, FSA	No Opt. Call	1,060,966
			So. Seneca Central Sch. Dist., GO, MBIA,
AAA	1,185		3.20%, 6/15/08	No Opt. Call	1,217,445
AAA	1,045		3.375%, 6/15/09	No Opt. Call	1,075,974
AAA	1,030		Sodus Central Sch. Dist., 4.00%, 6/15/09, FGIC	No Opt. Call	1,088,751
AAA	5,000		Suffolk Cnty. Ind. Dev. Agcy., 6.00%, 2/01/08, FGIC	No Opt. Call	5,581,450
AAA	1,675		Suffolk Cnty. Wtr. Auth., Ser. C, 5.75%, 6/01/08, AMBAC	ETM	1,686,206
AAA	2,265		Triborough Brdg. & Tunl. Auth., Ser. A, 5.125%, 1/01/11, MBIA	ETM	2,500,900

			Total Long-Term Investments (cost $249,102,376)		267,258,252

BlackRock New York Insured Municipal 2008 Term Trust (BLN) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		SHORT-TERM INVESTMENTS—15.10%
		Georgia—1.10%
A1+	2,000[4]	Mun. Elec. Auth., Proj. One, Ser. C, 1.67%, 10/06/04, MBIA, FRWD	$ 2,000,000

		New York—14.00%
A1+	3,700[4]	Jay Str. Dev. Corp. Lease Rev., Ser. A, 1.62%, 10/01/04, FRDD	3,700,000
		New York City, GO, FRDD,
A1+	4,700[4]	Ser. A-7, 1.73%, 10/01/04	4,700,000
F1+	8,000[4]	Ser. H-7, 1.73%, 10/01/04	8,000,000
		New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev.,
A1+	1,900[4]	Ser. C, 1.66%, 10/01/04, FRDD	1,900,000
A1+	300[4]	Ser. G, 1.73%, 10/01/04, FGIC, FRDD	300,000
A1+	7,980[4]	New York City Transl. Fin. Auth., Ser. A-1, 1.70%, 10/06/04, FRWD	7,980,000
			26,580,000

		Total Short-Term Investments (cost $28,580,000)	28,580,000

		Total Investments—156.4% (cost $277,682,376)	$ 295,838,252
		Other assets in excess of liabilities—1.5%	2,931,354
		Preferred shares at redemption value, including dividends payable—(57.9%)	(109,592,846)

		Net Assets Applicable to Common Shareholders—100%	$ 189,176,760

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of September 30, 2004.

The value (market value plus accrued interest) of securities that are covered by insurance, which insures the payment of principal and interest, represent approximately 84.6% of the Trust’s managed assets.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
CONNIE LEE	—	College Construction Loan Insurance Association	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company	PCR	—	Pollution Control Revenue
FRDD	—	Floating Rate Daily Demand	XLCA	—	XL Capital Assurance
FRWD	—	Floating Rate Weekly Demand

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock New York Insured Municipal 2008 Term Trust Inc.
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: November 23, 2004

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: November 23, 2004